Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 11,278,619,755	$ 4,461,769,236	$ 2,242,960,399	$ 11,486,089,900	$ 47,146,793	$ 255,455	$ 29,516,841,538
GERMANY
Total	82,865,836						82,865,836
ITALY
Total	124,462,214	103,701,724	83,370,761				311,534,699
ITALY | BASILICATA REGION (VDA) [Member]
Total		58,510,327					58,510,327
ITALY | CALVELLO MUNICIPALITY [Member]
Total		1,273,528					1,273,528
ITALY | GRUMENTO NOVA MUNICIPALITY [Member]
Total		727,730					727,730
ITALY | MARSICO NUOVO MUNICIPALITY [Member]
Total		545,798					545,798
ITALY | VIGGIANO MUNICIPALITY [Member]
Total		5,048,629	2,893,788				7,942,417
ITALY | TESSORERIA PROVINICIALE DELLO STATO [Member]
Total	124,462,214	29,501,006	714,085				154,677,305
ITALY | REGIONE BASILICATA [Member]
Total		5,365,039	79,762,888				85,127,927
ITALY | COMUNE DI GORGOGLIONE [Member]
Total		315,440					315,440
ITALY | COMUNE DI CORLETO PERTICARA [Member]
Total		2,050,361					2,050,361
ITALY | MARSICOVETERE MUNICIPALITY [Member]
Total		181,933					181,933
ITALY | MONTEMURRO MUNICIPALITY [Member]
Total		181,933					181,933
NORWAY
Total	1,761,137,182		(2,015,300)	2,056,539,150			3,815,661,032
NORWAY | PETORO AS [Member]
Total				1,213,530,457			1,213,530,457
NORWAY | EQUINOR ASA [Member]
Total				843,008,693			843,008,693
NORWAY | OLJEDIREKTORATET [Member]
Total			(2,015,300)				(2,015,300)
KAZAKHSTAN
Total	208,412,179						208,412,179
KAZAKHSTAN | WEST KAZAKHSTAN TAX COMMITTEE [Member]
Total	208,412,179						208,412,179
OMAN
Total	3,587,243,932		800,000	503,863,549			4,091,907,481
OMAN | MINISTRY OF ENERGY AND MINERALS [Member]
Total				503,863,549			503,863,549
OMAN | OMAN - MINISTRY OF FINANCE [Member]
Total	3,587,243,932		800,000				3,588,043,932
QATAR
Total	1,735,524,464		29,806,461	1,996,846,875			3,762,177,800
QATAR | QATAR ENERGY [Member]
Total	1,735,524,464		29,806,461	1,996,846,875			3,762,177,800
MAURITANIA
Total					1,500,000		1,500,000
MAURITANIA | MINISTRY OF PETROLEUM, ENERGY AND MINES [Member]
Total					1,500,000		1,500,000
SOMALIA
Total			915,000				915,000
SOMALIA | MINISTRY OF PETROLEUM AND MINERAL RESOURCES [Member]
Total			915,000				915,000
TANZANIA
Total			207,273				207,273
TANZANIA | PETROLEUM UPSTREAM REGULATORY AUTHORITY [Member]
Total			207,273				207,273
TUNISIA
Total	9,184,700	5,168,442					14,353,142
TUNISIA | MONSIEUR LE RECEVEUR DES FINANCES DU LAC [Member]
Total	9,184,700	3,244,642					12,429,342
TUNISIA | ENTERPRISE TUNISIENNE D'ACTIVITES PETROLIERES [Member]
Total		1,923,800					1,923,800
BOLIVIA
Total			528,534				528,534
BOLIVIA | NATIONAL OIL COMPANY OF BOLIVIA [Member]
Total			528,534				528,534
TRINIDAD AND TOBAGO
Total	9,643,946	5,160,601	12,629,218	504,952,691			532,386,456
TRINIDAD AND TOBAGO | MINISTRY OF ENERGY AND ENERGY AFFAIRS [Member]
Total		5,160,601	12,629,218	504,952,691			522,742,510
TRINIDAD AND TOBAGO | BOARD OF INLAND REVENUE [Member]
Total	9,643,946						9,643,946
UNITED KINGDOM
Total	445,794,129		9,357,525				455,151,654
UNITED KINGDOM | HM REVENUE AND CUSTOMS [Member]
Total	445,794,129						445,794,129
UNITED KINGDOM | NORTH SEA TRANSITION AUTHORITY [Member]
Total			9,224,083				9,224,083
UNITED KINGDOM | THE CROWN ESTATE SCOTLAND [Member]
Total			133,442				133,442
MALAYSIA
Total	363,608,996	543,358,866		2,756,801,167			3,663,769,029
MALAYSIA | PETROLIAM NASIONAL BERHAD [Member]
Total		24,760,706		1,291,094,317			1,315,855,023
MALAYSIA | PETRONAS CARIGALI SDN BHD (KL) [Member]
Total				1,030,571,625			1,030,571,625
MALAYSIA | PETROLEUM SARAWAK EXPLORATION AND PRODUCTION SDN BHD [Member]
Total				80,602,291			80,602,291
MALAYSIA | BRUNEI NATIONAL PETROLEUM COMPANY [Member]
Total				354,532,934			354,532,934
MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	349,773,009						349,773,009
MALAYSIA | PETRONAS CARIGALI SDN BHD (MIRI) [Member]
Total	933,816						933,816
MALAYSIA | MALAYSIA FEDERAL AND STATE GOVERNMENT [Member]
Total		518,598,160					518,598,160
AUSTRALIA
Total	1,399,536,784	505,563,062	13,937,901			255,455	1,919,293,202
AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	77,937,697						77,937,697
AUSTRALIA | DEPARTMENT OF INDUSTRY [Member]
Total		161,424,179	107,018				161,531,197
AUSTRALIA | OFFICE OF STATE REVENUE [Member]
Total		344,138,883					344,138,883
AUSTRALIA | BANANA SHIRE COUNCIL [Member]
Total			197,604				197,604
AUSTRALIA | DEPARTMENT OF ENVIRONMENT AND SCIENCE [Member]
Total			1,154,172				1,154,172
AUSTRALIA | WESTERN DOWNS REGIONAL COUNCIL [Member]
Total			10,401,841			$ 255,455	10,657,296
AUSTRALIA | DEPARTMENT OF NATURAL RESOURCES AND MINES [Member]
Total			552,059				552,059
AUSTRALIA | RESOURCES SAFETY AND HEALTH [Member]
Total			1,525,207				1,525,207
EGYPT | GANOUB EL WADI PETROLEUM HOLDING [Member]
Total					442,060		442,060
NIGERIA
Total	587,644,761	727,850,830	146,099,334	3,467,712,631			4,929,307,556
NIGERIA | NIGERIAN NATIONAL PETROLEUM CORPORATION [Member]
Total				3,467,712,631			3,467,712,631
NIGERIA | FEDERAL INLAND REVENUE SERVICE [Member]
Total	436,901,678						436,901,678
NIGERIA | NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]
Total		453,852,738					453,852,738
NIGERIA | NIGER DELTA DEVELOPMENT COMMISSION [Member]
Total			29,186,030				29,186,030
NIGERIA | NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]
Total			1,178,910				1,178,910
NIGERIA | NIGERIA POLICE TRUST FUND [Member]
Total			85,890				85,890
CANADA
Total	306,623,010	45,496,962	36,213,734				388,333,706
CANADA | PROVINCIAL TREASURER OF ALBERTA [Member]
Total	105,295,402						105,295,402
CANADA | RECEIVER GENERAL FOR CANADA [Member]
Total	201,327,608	(141,945)					201,185,663
CANADA | GOVERNMENT OF ALBERTA [Member]
Total		1,884,599	33,856,310				35,740,909
CANADA | MINISTER OF FINANCE (BC) [Member]
Total		43,754,308	695,029				44,449,337
CANADA | MINISTRY OF EMPLOYMENT AND INVESTMENT [Member]
Total			600,076				600,076
UNITED STATES
Total	12,406,378	1,214,008,510	36,672,082				1,263,086,970
UNITED STATES | OFFICE OF NATURAL RESOURCES REVENUE [Member]
Total		1,214,008,510	36,428,674				1,250,437,184
UNITED STATES | STATE OF ALASKA DEPT. OF NATURAL RESOURCES [Member]
Total			243,408				243,408
ARGENTINA
Total		102,446,535	1,083,019				103,529,554
ARGENTINA | PROVINCIA DE SALTA [Member]
Total		3,590,412					3,590,412
ARGENTINA | PROVINCIA DEL NEUQUEN [Member]
Total		98,856,123	1,083,019				99,939,142
BRAZIL
Total	528,769,030	1,200,661,424	1,809,352,157	195,531,788	25,354,087		3,759,668,486
BRAZIL | PRE-SAL PETROLEO SA [Member]
Total				195,531,788			195,531,788
BRAZIL | MINISTERIO DA FAZENDA [Member]
Total		1,200,661,424	1,807,729,496				3,008,390,920
BRAZIL | AGENCIA NACIONAL DO PETROLEO GAS NATURAL E BIOCOMBUSTIVEIS [Member]
Total			319,076		25,354,087		25,673,163
DEUTSCHE SHELL HOLDING GmbH [Member]
Total	82,865,836						82,865,836
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF DINSLAKEN [Member]
Total	1,122,046						1,122,046
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF WUERZBURG [Member]
Total	112,029						112,029
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF GELSENKIRCHEN [Member]
Total	1,382,536						1,382,536
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF WESSELING [Member]
Total	11,294,830						11,294,830
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF FLOERSHEIM [Member]
Total	277,361						277,361
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF LUDWIGSHAFEN [Member]
Total	214,435						214,435
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | CITY OF COLOGNE [Member]
Total	7,864,094						7,864,094
DEUTSCHE SHELL HOLDING GmbH [Member] | GERMANY | TAX AUTHORITY HAMBURG [Member]
Total	60,598,505						60,598,505
A/S NORSKE SHELL [Member]
Total	1,761,137,182		223,460				1,761,360,642
A/S NORSKE SHELL [Member] | NORWAY
Total	1,761,137,182		223,460				1,761,360,642
A/S NORSKE SHELL [Member] | NORWAY | OLJEDIREKTORATET [Member]
Total			223,460				223,460
A/S NORSKE SHELL [Member] | NORWAY | SKATTE OG AVGIFTSREGNSKAP [Member]
Total	1,761,137,182						1,761,137,182
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member]
Total	17,890,705	8,352,280		3,842,049			30,085,034
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | BRUNEI DARUSSALAM
Total	17,890,705	8,352,280		3,842,049			30,085,034
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | BRUNEI DARUSSALAM | PETROLEUM AUTHORITY OF BRUNEI [Member]
Total		8,352,280		3,842,049			12,194,329
SHELL EXPLORATION AND PRODUCTION BRUNEI BV [Member] | BRUNEI DARUSSALAM | MINISTRY OF FINANCE AND ECONOMY [Member]
Total	17,890,705						17,890,705
SHELL DEEPWATER BORNEO LIMITED [Member]
Total	55,794,941						55,794,941
SHELL DEEPWATER BORNEO LIMITED [Member] | BRUNEI DARUSSALAM
Total	55,794,941						55,794,941
SHELL DEEPWATER BORNEO LIMITED [Member] | BRUNEI DARUSSALAM | MINISTRY OF FINANCE AND ECONOMY [Member]
Total	55,794,941						55,794,941
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member]
Total	(14,990,868)						(14,990,868)
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | INDIA
Total	(14,990,868)						(14,990,868)
BG EXPLORATION AND PRODUCTION INDIA LIMITED [Member] | INDIA | INCOME TAX DEPARTMENT [Member]
Total	(14,990,868)						(14,990,868)
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member]
Total			63,635,480				63,635,480
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member] | MEXICO
Total			63,635,480				63,635,480
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member] | MEXICO | FONDO MEXICANO DEL PETROLEO PARA LA ESTABILIZACION Y EL DESARROLLO [Member]
Total			36,692,167				36,692,167
SHELL EXPLORACION Y EXTRACCION DE MEXICO, S.A. DE C.V. [Member] | MEXICO | SERVICIO DE ADMINISTRACION [Member]
Total			26,943,313				26,943,313
SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member]
Total			367,220				367,220
SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member] | COLOMBIA
Total			367,220				367,220
SHELL EP OFFSHORE VENTURES LIMITED SUCURSAL COLOMBIA [Member] | COLOMBIA | AGENCIA NACIONAL DE HIDROCARBUROS [Member]
Total			367,220				367,220
SURINAME EXPLORATION [Member]
Total					18,600,000		18,600,000
SURINAME EXPLORATION [Member] | SURINAME
Total					18,600,000		18,600,000
SURINAME EXPLORATION [Member] | SURINAME | STAATSOLIE MAATSCHAPPIJ [Member]
Total					18,600,000		18,600,000
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member]
Total			4,475,866	242,147,478			246,623,344
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member] | TRINIDAD AND TOBAGO
Total			4,475,866	242,147,478			246,623,344
BG INTERNATIONAL LIMITED - TRINIDAD AND TOBAGO BRANCH [Member] | TRINIDAD AND TOBAGO | MINISTRY OF ENERGY AND ENERGY AFFAIRS [Member]
Total			4,475,866	$ 242,147,478			246,623,344
BG TRINIDAD AND TOBAGO LIMITED [Member]
Total			805,637				805,637
BG TRINIDAD AND TOBAGO LIMITED [Member] | TRINIDAD AND TOBAGO
Total			805,637				805,637
BG TRINIDAD AND TOBAGO LIMITED [Member] | TRINIDAD AND TOBAGO | MINISTRY OF ENERGY AND ENERGY AFFAIRS [Member]
Total			805,637				805,637
SHELL U.K. LIMITED [Member]
Total	489,164,786		3,460,816				492,625,602
SHELL U.K. LIMITED [Member] | UNITED KINGDOM
Total	489,164,786		3,460,816				492,625,602
SHELL U.K. LIMITED [Member] | UNITED KINGDOM | HM REVENUE AND CUSTOMS [Member]
Total	489,164,786						489,164,786
SHELL U.K. LIMITED [Member] | UNITED KINGDOM | NORTH SEA TRANSITION AUTHORITY [Member]
Total			3,460,816				3,460,816
SABAH SHELL PETROLEUM COMPANY LIMITED [Member]
Total	2,664,721						2,664,721
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | MALAYSIA
Total	2,664,721						2,664,721
SABAH SHELL PETROLEUM COMPANY LIMITED [Member] | MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	2,664,721						2,664,721
SARAWAK SHELL BERHAD [Member]
Total	3,512,754						3,512,754
SARAWAK SHELL BERHAD [Member] | MALAYSIA
Total	3,512,754						3,512,754
SARAWAK SHELL BERHAD [Member] | MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	3,512,754						3,512,754
SHELL ENERGY ASIA LIMITED [Member]
Total	2,438,862						2,438,862
SHELL ENERGY ASIA LIMITED [Member] | MALAYSIA
Total	2,438,862						2,438,862
SHELL ENERGY ASIA LIMITED [Member] | MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	2,438,862						2,438,862
SHELL OIL AND GAS (MALAYSIA) LLC [Member]
Total	608,917						608,917
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | MALAYSIA
Total	608,917						608,917
SHELL OIL AND GAS (MALAYSIA) LLC [Member] | MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	608,917						608,917
SHELL SABAH SELATAN SDN. BHD. [Member]
Total	3,676,917						3,676,917
SHELL SABAH SELATAN SDN. BHD. [Member] | MALAYSIA
Total	3,676,917						3,676,917
SHELL SABAH SELATAN SDN. BHD. [Member] | MALAYSIA | KETUA PENGARAH LHDNM [Member]
Total	3,676,917						3,676,917
SHELL AUSTRALIA PTY LTD [Member]
Total	1,321,599,087						1,321,599,087
SHELL AUSTRALIA PTY LTD [Member] | AUSTRALIA
Total	1,321,599,087						1,321,599,087
SHELL AUSTRALIA PTY LTD [Member] | AUSTRALIA | AUSTRALIAN TAXATION OFFICE [Member]
Total	1,321,599,087						1,321,599,087
BG DELTA LIMITED - EGYPT BRANCH [Member]
Total	54,554,015						54,554,015
BG DELTA LIMITED - EGYPT BRANCH [Member] | EGYPT
Total	54,554,015						54,554,015
BG DELTA LIMITED - EGYPT BRANCH [Member] | EGYPT | EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]
Total	54,554,015						54,554,015
SHELL EGYPT N.V. [Member]
Total					1,250,646		1,250,646
SHELL EGYPT N.V. [Member] | EGYPT
Total					1,250,646		1,250,646
SHELL EGYPT N.V. [Member] | EGYPT | EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]
Total					$ 1,250,646		1,250,646
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member]
Total	150,743,083	273,998,092	115,648,504				540,389,679
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA
Total	150,743,083	273,998,092	115,648,504				540,389,679
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | FEDERAL INLAND REVENUE SERVICE [Member]
Total	150,743,083						150,743,083
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NIGERIAN UPSTREAM PETROLEUM REGULATORY COMMISSION [Member]
Total		$ 273,998,092	1,732,350				275,730,442
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NIGER DELTA DEVELOPMENT COMMISSION [Member]
Total			110,808,014				110,808,014
THE SHELL PETROLEUM DEVELOPMENT COMPANY OF NIGERIA LIMITED [Member] | NIGERIA | NATIONAL AGENCY FOR SCIENCE AND ENGINEERING INFRASTRUCTURE [Member]
Total			3,108,140				3,108,140
SHELL CANADA ENERGY [Member]
Total			1,062,319				1,062,319
SHELL CANADA ENERGY [Member] | CANADA
Total			1,062,319				1,062,319
SHELL CANADA ENERGY [Member] | CANADA | GOVERNMENT OF ALBERTA [Member]
Total			1,062,319				1,062,319
SHELL PETROLEUM INC. [Member]
Total	13,500,000						13,500,000
SHELL PETROLEUM INC. [Member] | UNITED STATES
Total	13,500,000						13,500,000
SHELL PETROLEUM INC. [Member] | UNITED STATES | INTERNAL REVENUE SERVICE [Member]
Total	13,500,000						13,500,000
SHELL EXPLORATION AND PRODUCTION COMPANY [Member]
Total	(1,093,622)						(1,093,622)
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | UNITED STATES
Total	(1,093,622)						(1,093,622)
SHELL EXPLORATION AND PRODUCTION COMPANY [Member] | UNITED STATES | STATE OF LOUISIANA [Member]
Total	(1,093,622)						(1,093,622)
SHELL BRASIL PETROLEO LTDA [Member]
Total	528,769,030		1,303,585				530,072,615
SHELL BRASIL PETROLEO LTDA [Member] | BRAZIL
Total	528,769,030		1,303,585				530,072,615
SHELL BRASIL PETROLEO LTDA [Member] | BRAZIL | MINISTERIO DA FAZENDA [Member]
Total			$ 1,303,585				1,303,585
SHELL BRASIL PETROLEO LTDA [Member] | BRAZIL | SECRETARIA DA RECEITA FEDERAL DO BRASIL [Member]
Total	528,769,030						528,769,030
BG ROSETTA LIMITED [Member]
Total	2,513,421						2,513,421
BG ROSETTA LIMITED [Member] | EGYPT
Total	2,513,421						2,513,421
BG ROSETTA LIMITED [Member] | EGYPT | EGYPTIAN GENERAL PETROLEUM CORPORATION [Member]
Total	$ 2,513,421						$ 2,513,421